Offerings - Offering: 1	Mar. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,024,252
Proposed Maximum Offering Price per Unit	8.6150
Maximum Aggregate Offering Price	$ 94,973,930.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,115.90
Offering Note	Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of the common stock, par value $0.0001 per share, of TIC Solutions, Inc. (“Common Stock”) as reported on the New York Stock Exchange on March 9, 2026.

This registration statement covers a total of an additional 11,024,252 shares of Common Stock reserved for issuance under the TIC Solutions, Inc. (f/k/a Acuren Corporation) 2024 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued under the reason of any stock dividend, stock split, recapitalization or other similar transactions.